Quarterly Financial Information - (Unaudited) Quarterly Financial Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 25, 2010	Jun. 26, 2010	Mar. 27, 2010	Dec. 31, 2011		Dec. 25, 2010	Dec. 26, 2009
Quarterly Financial Information Disclosure [Abstract]
Sales	$ 1,395.6	$ 1,393.9	$ 1,383.1	$ 997.3	$ 1,213.4	$ 1,260.1	$ 1,282.6	$ 947.0	$ 5,169.9		$ 4,703.1	$ 4,426.5
Excise taxes	(458.3)	(439.5)	(449.5)	(306.9)	(378.3)	(385.1)	(399.3)	(286.0)	(1,654.2)		(1,448.7)	(1,394.1)
Net sales	937.3	954.4	933.6	690.4	835.1	875.0	883.3	661.0	3,515.7	[1]	3,254.4	3,032.4	[1]
Cost of goods sold	(547.5)	(550.5)	(523.9)	(427.2)	(475.6)	(457.4)	(474.8)	(404.4)	(2,049.1)		(1,812.2)	(1,726.9)
Gross profit	389.8	403.9	409.7	263.2	359.5	417.6	408.5	256.6	1,466.6		1,442.2	1,305.5
Amounts attributable to MCBC
Net income (loss) from continuing operations	172.4	194.7	224.3	82.6	111.3	257.0	237.8	62.0	674.0		668.1	729.4
Income (loss) from discontinued operations, net of tax	0.8	2.7	(1.5)	0.3	(1.5)	(0.9)	(0.6)	42.6	2.3		39.6	(9.0)
Net income (loss) attributable to Molson Coors Brewing Company	$ 173.2	$ 197.4	$ 222.8	$ 82.9	$ 109.8	$ 256.1	$ 237.2	$ 104.6	$ 676.3		$ 707.7	$ 720.4
Basic net income (loss) per share:
From continuing operations (in dollars per share)	$ 0.95	$ 1.05	$ 1.20	$ 0.44	$ 0.60	$ 1.39	$ 1.28	$ 0.33	$ 3.65		$ 3.59	$ 3.96
From discontinued operations (in dollars per share)	$ 0.00	$ 0.01	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)	$ 0.00	$ 0.23	$ 0.01		$ 0.21	$ (0.05)
Basic net income attributable to Molson Coors Brewing Company per share (in dollars per share)	$ 0.95	$ 1.06	$ 1.19	$ 0.44	$ 0.59	$ 1.38	$ 1.28	$ 0.56	$ 3.66		$ 3.80	$ 3.91
Diluted net income (loss) per share:
From continuing operations (in dollars per share)	$ 0.95	$ 1.05	$ 1.19	$ 0.44	$ 0.59	$ 1.38	$ 1.27	$ 0.33	$ 3.62		$ 3.57	$ 3.92
From discontinued operations (in dollars per share)	$ 0.00	$ 0.01	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)	$ 0.00	$ 0.23	$ 0.01		$ 0.21	$ (0.05)
Diluted net income (loss) attributable to Molson Coors Brewing Company per share (in dollars per share)	$ 0.95	$ 1.06	$ 1.18	$ 0.44	$ 0.58	$ 1.37	$ 1.27	$ 0.56	$ 3.63		$ 3.78	$ 3.87

[1]	Represents intersegment sales from the U.K. segment to the MCI segment, which began in 2011.